PER SHARE AMOUNTS (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share
The calculation of basic earnings per share for the year ended December 31, 2017 was based on a net loss of $91.4 million (2016: net loss of $26.7 million).

	2017	2016
Basic common shares outstanding	49,378,026	49,317,165
Fully dilutive effect of:
Share options outstanding	1,622,132	2,573,024
Shares issuable on conversion of Convertible Debentures	6,172,840	6,172,840
Fully diluted common shares outstanding	57,172,998	58,063,029
Weighted average shares outstanding	49,351,848	42,821,013
Dilutive effect of share options (1)	—	—
Diluted weighted average shares outstanding	49,351,848	42,821,013

(1)
For the year ended December 31, 2017, a total of 1,622,132 (2016: 2,573,024) share options and 6,172,840 (2016: 6,172,840) shares issuable on conversion of Convertible Debentures were excluded from the calculation as they were anti-dilutive.